Note 7 - Long-term Debt (Details Textual) - USD ($)			9 Months Ended
	Jun. 23, 2020	May 04, 2020	Dec. 31, 2022	Dec. 31, 2021
Paycheck Protection Program CARES Act [Member] | Florida Precision Aerospace, Inc [Member]
Proceeds from Issuance of Long-Term Debt, Total		$ 111,971
Paycheck Protection Program CARES Act [Member] | Economic Injury Disaster Loan (EIDL) [Member]
Proceeds from Issuance of Long-Term Debt, Total	$ 150,000
Long-term Debt Instruments [Member]
Interest Expense, Debt, Total			$ 15,424	$ 65,248